Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 11 — FAIR VALUE MEASUREMENTS

Fair Value Estimates of Financial Instruments

The following tables present the carrying values and fair value estimates of financial instruments as of December 31, 2014 and 2013:

		December 31, 2014
(Dollars in thousands)	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
ASSETS
Continuing operations:
Cash and cash equivalents	Level 1	$61,935	$61,935
Restricted cash	Level 1	21	21
Loans receivable, net (other noncurrent assets)	Level 3	1,236	1,236
Discontinued operations:
Cash and cash equivalents	Level 1	1,032	1,032
LIABILITIES
Continuing operations:
Common stock warrant liability	Level 3	5,600	5,600
Discontinued operations:
Line of credit	Level 3	$1,000	$1,000
Long-term debt	Level 3	13,600	13,592

		December 31, 2013
(Dollars in thousands)	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
ASSETS
Continuing operations:
Cash and cash equivalents	Level 1	$47,847	$47,847
Restricted cash	Level 1	2,805	2,805
Loans receivable, net (other assets)	Level 3	1,407	1,400
Nonmarketable equity security (other assets)	Level 3	800	4,000
Discontinued operations:
Cash and cash equivalents	Level 1	172	172
LIABILITIES
Continuing operations:
Common stock warrant liability	Level 3	9,300	9,300
Discontinued operations:
Line of credit	Level 3	$500	$500
Long-term debt	Level 3	17,200	17,200

The Company used the following methods and assumptions to estimate the fair value of each class of financial instrument as of December 31, 2014 and 2013:

Cash and cash equivalents and restricted cash

Cash and cash equivalents and restricted cash are recorded at historical cost. The carrying value is a reasonable estimate of fair value as these instruments have short-term maturities and market interest rates.

Loans receivable, net

Loans receivable, net, consists of commercial real estate loans. The estimated fair value considers the collateral coverage of assets securing the loans and estimated credit losses, as well as variable interest rates, which approximate market interest rates.

Nonmarketable equity security

Nonmarketable equity security consisted of 4.00% cumulative convertible preferred stock of a private company with which the Company previously had a commercial lending relationship through Special Situations and is classified in other noncurrent assets. The preferred stock had a stated value of $2.0 million and is convertible to 45.0% of the common stock of the private company, on a fully diluted basis. The estimated fair value of preferred stock is based on estimates of EBITDA, a sales multiple and a control discount.

Line of credit

The line of credit is a short-term borrowing facility, used primarily to support ongoing operations. The carrying value is a reasonable estimate of fair value, as this instrument has a short-term maturity and a market interest rate.

Long-term debt

Long-term debt includes term loans, the fair value of which is based on the market characteristics of the individual loan terms, including interest rates, scheduled principal amortization and maturity dates, generally consistent with market terms.

Common stock warrant liability

Common stock warrant liability is a derivative liability related to the Warrants’ anti-dilution and pricing protection provisions. The fair value of the common stock warrant liability as of December 31, 2013 was based on a trinomial lattice option pricing model that utilized various assumptions, including exercise multiple, volatility and expected term. Given the fact that both the Equity Offering and the Rights Offering triggered the pricing protection provisions of the Warrants, management has elected to refine its estimation of the fair value of the common stock warrant liability by including the two new assumptions in a Monte Carlo simulation. The fair value of the common stock warrant liability as of December 31, 2014 is based on a Monte Carlo simulation that utilizes various assumptions, including exercise multiple, volatility, expected term and equity raise assumptions. See the quantitative information disclosures below for additional information about the estimated fair value of the common stock warrant liability. See the quantitative and qualitative disclosures about fair value estimates of Level 2 and 3 assets and liabilities, below, for information about the management’s refinement of its estimate of the fair value of the common stock warrant liability.

Recurring and Nonrecurring Fair Value Measurements

Certain assets and liabilities are required to be carried at estimated fair value and are referred to as recurring fair value measurements under GAAP. From time to time, the Company is required to measure other assets and liabilities at estimated fair value, typically from the application of specific accounting guidance under GAAP and are referred to as nonrecurring fair value measurements. These adjustments to fair value generally result from the application of lower of cost or market accounting or impairment charges of individual assets.

The following table presents the Company’s assets and liabilities measured at estimated fair value as of December 31, 2014 and 2013 based on the fair value hierarchy on a recurring and nonrecurring basis:

(Dollars in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Recurring fair value measurements:
December 31, 2014
Common stock warrant liability	$—	$—	$5,600	$5,600
December 31, 2013
Common stock warrant liability	$—	$—	$9,300	$9,300
Nonrecurring fair value measurements:
December 31, 2013
Real estate owned, net	$—	$—	$75	$75

The following table presents the reconciliation of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2014, 2013 and 2012:

(Dollars in thousands)	Beginning Balance	Income (Expense) Realized in Earnings	Transfers In/Out of Level 3	Purchases	Issuances	Settlements	Ending Balance
Year Ended December 31, 2014
Common stock warrant liability	$9,300	$3,700	$—	$—	$—	$—	$5,600
Year Ended December 31, 2013
Common stock warrant liability	$2,350	$(6,950)	$—	$—	$—	$—	$9,300
Year Ended December 31, 2012
Common stock warrant liability	$1,403	$(947)	$—	$—	$—	$—	$2,350

The following table summarizes gains (losses) on assets and liabilities recorded on a nonrecurring basis for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012
Inventory	$432	$—	$—
Goodwill	400	—	—
Loans held for sale, net:
Continuing operations	—	—	2,776
Discontinued operations	—	—	(1,062)
Real estate owned, net	—	283	(725)
Commercial real estate investments, net	—	—	(121)
	$832	$283	$868

The Company’s Level 3 assets and liabilities are determined using valuation techniques that incorporate unobservable inputs that require significant judgment or estimation. The following tables presents quantitative information about the valuation techniques and unobservable inputs applied to Level 2 and Level 3 recurring and nonrecurring fair value measurements as of December 31, 2014 and 2013:

December 31, 2014
(Dollars in thousands)	Estimated Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Liabilities:
Common stock warrant liability	$5,600	Monte Carlo Simulation	Exercise multiple	2.8x (2.8x)
			Volatility	52.0% (52.0%)
			Expected term	5.8 — 5.8 years (5.8 years)
			Equity raise probablity	25% (25%)
			Issue price discount to fair value	15% (15%)

	December 31, 2013
(Dollars in thousands)	Estimated Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Assets:
Real estate owned, net (discontinued operations)	$75	Market approach	Marketability discounts	20.0% (20.0%)
			Estimated selling costs	8.0% (8.0%)
Liabilities:
Common stock warrant liability	$9,300	Lattice option pricing model	Exercise multiple	2.8x (2.8x)
			Volatility	55.0% (55.0%)
			Expected term	4.1 — 4.2 years (4.2 years)

Significant unobservable inputs used in the fair value measurement of REO were marketability discounts and estimated selling costs. The Company utilized third party collateral valuation services and real estate Internet websites to estimate the fair value of REO and adjusts these values to account for various factors, such as historical loss experience, anticipated liquidation timing and estimated selling costs. Significant increases in these assumptions would result in a decrease in the estimated fair value of REO, while decreases in these assumptions would result in a higher estimated fair value.

Significant unobservable inputs used in the fair value measurement of the common stock warrant liability include an exercise multiple, volatility and expected term. The Company used these unobservable inputs in a trinomial lattice option pricing model to estimate fair value as of December 31, 2013. Given the fact that both the Equity Offering and the Rights Offering triggered the pricing protection provisions of the Warrants, management has elected to refine its estimation of the fair value of the common stock warrant liability by including two new assumptions in a Monte Carlo simulation. The December 31, 2014 estimated fair value was determined using a Monte Carlo simulation using the same assumptions used in the trinomial lattice option pricing model and two additional assumptions: the probability of additional equity raises and the estimated discount to fair value in the event an equity raise occurs. Management compared the estimated fair value of the common stock warrant liability using the trinomial lattice option pricing model and the Monte Carlo simulation assuming a 0% probability of future equity raises, and determined the estimated fair value was comparable in both models. Significant increases in the exercise multiple or significant decreases in volatility, expected term or the equity raise probability would result in a decrease in the estimated fair value of the common stock warrant liability, while significant decreases in the exercise multiple or significant increases in volatility, expected term or the equity raise probability would result in an increase in the estimated fair value of the common stock warrant liability.